Commitments and Contingencies - Additional Information (Detail) $ in Thousands, $ in Millions	Apr. 19, 2018	Jun. 28, 2017 ARS ($)	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
Settlement payment		$ 18
Percentage of settlement amount to gross montly salaries	0.50%
Unasserted Claim [member]
Other Commitments [Line Items]
Accrued liabilities			$ 1,500
Possible unasserted losses			$ 4,700